Fair value measurements (Tables)	3 Months Ended
Sep. 27, 2014
Fair Value Disclosures [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
The following tables summarize the valuation of the Company’s financial instruments carried at fair value by the above pricing categories at September 27, 2014 and June 28, 2014 (in millions):

	September 27, 2014
	Level 1	Level 2	Level 3	Total
Assets:
Investment securities	$21.6	$—	$—	$21.6
Foreign currency forward contracts	—	1.1	—	1.1
Funds associated with Israeli post employment benefits	—	18.1	—	18.1
Total assets	$21.6	$19.2	$—	$40.8
Liabilities:
Contingent consideration	$—	$—	$12.4	$12.4
Interest rate swap agreements	—	6.9	—	6.9
Foreign currency forward contracts	—	6.5	—	6.5
Total liabilities	$—	$13.4	$12.4	$25.8

	June 28, 2014
	Level 1	Level 2	Level 3	Total
Assets:
Investment securities	$20.7	$—	$—	$20.7
Foreign currency forward contracts	—	3.1	—	3.1
Funds associated with Israeli post-employment benefits	—	19.3	—	19.3
Total assets	$20.7	$22.4	$—	$43.1
Liabilities:
Contingent consideration	$—	$—	$17.4	$17.4
Interest rate swap agreements	—	8.3	—	8.3
Foreign currency forward contracts	—	0.8	—	0.8
Total liabilities	$—	$9.1	$17.4	$26.5

Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]
The tables below present a reconciliation for assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the three months ended September 27, 2014 and September 28, 2013 (in millions):

	Balance at June 28, 2014	Net realized investment gains (losses) and net change in unrealized appreciation (depreciation) included in net income (loss)	Net change in unrealized appreciation (depreciation) included in other comprehensive income (loss)	Purchases or Additions	Sales	Settlements	Balance at September 27, 2014
Liabilities:
Contingent consideration	$17.4	$—	$—	$—	$—	$(5.0)	$12.4

	Balance at June 29, 2013	Net realized investment gains (losses) and net change in unrealized appreciation (depreciation) included in net income (loss)	Net change in unrealized appreciation (depreciation) included in other comprehensive income (loss)	Purchases or Additions	Sales	Settlements	Balance at September 28, 2013
Liabilities:
Contingent Consideration	$22.2	$—	$—	$—	$—	$—	$22.2